Shareholder Report, Holdings (Details) - Brendan Wood TopGun ETF	Aug. 31, 2025
Welltower, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.87%
HCA Healthcare, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.82%
JPMorgan Chase & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.56%
Nvidia Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.53%
Royal Bank of Canada [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.36%
Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.35%
Parker-Hannifin Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
T-Mobile US, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.12%
Brookfield Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.11%
Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.09%
COMMUNICATION SERVICES [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.63%
CONSUMER DISCRETIONARY [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.45%
CONSUMER STAPLES [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.66%
FINANCIALS [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.78%
Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.03%
INDUSTRIALS [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.81%
INFORMATION TECHNOLOGY - HARDWARE [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.28%
INFORMATION TECHNOLOGY -SOFTWARE & SERVICES [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.35%
Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.98%